AdvisorShares DoubleLine Value Equity ETF (Prospectus Summary) | AdvisorShares DoubleLine Value Equity ETF
ADVISORSHARES DOUBLELINE VALUE EQUITY ETF NYSE Arca Ticker: DBLV
INVESTMENT OBJECTIVE
AdvisorShares DoubleLine Value Equity ETF (the "Fund") seeks to generate long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AdvisorShares DoubleLine Value Equity ETF (Prospectus Summary) AdvisorShares DoubleLine Value Equity ETF AdvisorShares DoubleLine Value Equity ETF
MANAGEMENT FEES	0.70%
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	0.47%
ACQUIRED FUND FEES AND EXPENSES	0.01%	[1]
TOTAL ANNUAL OPERATING EXPENSES	1.18%
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.27%)	[2]
TOTAL ANNUAL OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	0.91%
[1]	Total Annual Operating Expenses and Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund's pro rata share of the fees and expenses of the exchange-traded funds in which it invests.
[2]	AdvisorShares Investments, LLC (the "Advisor") has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.90% of the Fund's average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days' prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust's Board of Trustees may permit the Advisor to retain the difference between the Fund's total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
AdvisorShares DoubleLine Value Equity ETF (Prospectus Summary) | AdvisorShares DoubleLine Value Equity ETF | AdvisorShares DoubleLine Value Equity ETF | USD ($)	93	348	623	1,408

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares. During the most recent fiscal year, the Fund's portfolio turnover rate was 218% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively-managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by primarily investing in the broad U.S. equity market, including through American Depositary Receipts ("ADRs").  ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. The Fund pursues a value-based strategy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

Employing a diligent and repeatable fundamental, bottom-up research process to uncover temporary mispricing opportunities, DoubleLine Equity LP (the "Sub-Advisor") will construct and manage a concentrated portfolio of mainly, but not exclusively, large-capitalization equity securities trading on U.S. markets (including ADRs).  The Sub-Advisor may sell stocks that no longer meet its investment criteria or that are no longer the best holdings in terms of providing attractive risk-adjusted returns or emphasizing wealth preservation.  The Sub-Advisor targets, but does not mandate, a portfolio count ranging from 35-50 names, and it endeavors to maintain high active share and low turnover.

While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. The Fund also may invest in mid-capitalization equity securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF's underlying portfolio holdings. This adverse effect on liquidity for the ETF's shares in turn can lead to differences between the market price of the ETF's shares and the underlying value of those shares.

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund's performance could be reduced.

Management Risk. The Sub-Advisor continuously evaluates the Fund's holdings, purchases and sales with a view to achieving the Fund's investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor's judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund's investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Risk. Mid-size companies may be more volatile and more likely than large-cap companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Trading Risk. Shares of the Fund may trade above or below their net asset value ("NAV"). The trading price of the Fund's shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund's shares. There can be no assurance that an active trading market for the Fund's shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the "Exchange"), make trading in shares inadvisable.

Value Investing Risk. Because it intends to invest in value stocks, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Advisor's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is incorrect.

FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provides an indication of the risks of investing in the Fund. The table also shows how the Fund's performance compares to the Russell 1000® Value Index Total Return, which measures the performance of large- and mid-capitalization value sectors of the U.S. equity market as defined by FTSE Russell. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.advisorshares.com.

Calendar Year Total Returns

The Fund's year-to-date total return as of September 30, 2019 was 17.66%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.68%	1Q/2013
Lowest Return	-14.42%	4Q/2018

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2018
Average Annual Total Returns - AdvisorShares DoubleLine Value Equity ETF (Prospectus Summary) - AdvisorShares DoubleLine Value Equity ETF	Label	1 Year	5 Year	Since Inception	Inception Date
AdvisorShares DoubleLine Value Equity ETF	Return Before Taxes Based on NAV	(15.79%)	5.03%	12.82%	Oct. 04, 2011
AdvisorShares DoubleLine Value Equity ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	(16.04%)	4.81%	12.61%	Oct. 04, 2011
AdvisorShares DoubleLine Value Equity ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(9.17%)	3.92%	10.51%	Oct. 04, 2011
Russell 1000® Value Index Total Return	Russell 1000® Value Index Total Return (reflects no deduction for fees, expenses, or taxes)	(8.27%)	5.95%	12.67%	Oct. 04, 2011

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.